Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
General and administrative costs	$ 18,571	$ 966,218	$ 121,696	$ 2,213,588
Advisory Fee	0		6,900,000	6,900,000
Loss from operations	(18,571)	(966,218)	(7,021,696)	(9,113,588)
OTHER INCOME (EXPENSE)
Initial loss on PIPE Subscription Agreements liability				(15,582,052)
Change in fair value of PIPE Subscription Agreements liability	0	(1,264,969)	0	307,964
Interest earned on marketable securities held in Trust Account	0	2,101,884	717,933	7,892,295
Total other income	0	836,915	717,933	(7,381,793)
NET LOSS	$ (18,571)	$ (129,303)	$ (6,303,763)	$ (16,495,381)
Class A Ordinary Shares
OTHER INCOME (EXPENSE)
Weighted average shares outstanding (in Shares)		23,000,000	7,411,111	19,156,164
Basic net loss per ordinary share		$ 0	$ (0.5)	$ (0.67)
Weighted average shares outstanding (in Shares)		23,000,000	7,411,111	19,156,164
Diluted net loss per ordinary share		$ 0	$ (0.5)	$ (0.66)
Class B Ordinary Shares
OTHER INCOME (EXPENSE)
Weighted average shares outstanding (in Shares)	5,000,000	5,750,000	5,241,667	5,624,658
Basic net loss per ordinary share	$ 0	$ 0	$ (0.5)	$ (0.67)
Weighted average shares outstanding (in Shares)	5,000,000	5,750,000	5,241,667	5,750,000
Diluted net loss per ordinary share	$ 0	$ 0	$ (0.5)	$ (0.66)